SHARE-BASED COMPENSATION - Restricted share units activities (Details) - Unvested restricted share units	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of shares
Unvested balance at beginning of period (in shares) | shares	2,753,342
Granted (in shares) | shares	6,339,600
Vested (in shares) | shares	(1,023,514)
Forfeited (in shares) | shares	(398,900)
Unvested balance at end of period (in shares) | shares	7,670,528
Weighted average grant date fair value
Unvested balance at beginning of period (in dollars per share) | $ / shares	$ 2.05
Granted (in dollars per share) | $ / shares	0.89
Vested (in dollars per share) | $ / shares	3.11
Forfeited (in dollars per share) | $ / shares	1.15
Unvested balance at end of period (in dollars per share) | $ / shares	$ 1